S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - Cambridge Sponsor LLC [Member]	Dec. 15, 2025 USD ($) shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	455,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,550,000
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	7,666,667